UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT         January 26, 2011
     ---------------------        -----------------         ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            165
                                            ----------

Form 13F Information Table Value Total:     $  160,992
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                                VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101   1786      25856   SH         Sole        N/A       25856
ABBOTT LABS                    COM              002824100    815      19146   SH         Sole        N/A       19146
ABIOMED INC                    COM              003654100    341      39587   SH         Sole        N/A       39587
AFFILIATED COMPUTER SERVICES   CL A             008190100    315       6475   SH         Sole        N/A        6475
ALLEGHANY CORP DEL             COM              017175100    258       1319   SH         Sole        N/A        1319
ALLSTATE CORP                  COM              020002101    628      17193   SH         Sole        N/A       17193
ALTRIA GROUP INC               COM              02209S103    418       9532   SH         Sole        N/A        9532
AMBAC FINL GROUP INC           COM              023139108    408       6370   SH         Sole        N/A        6370
AMERICAN EXPRESS CO            COM              025816109   2136      47398   SH         Sole        N/A       47398
AMERICAN INTL GROUP INC        COM              026874107   4646      80522   SH         Sole        N/A       80522
AMGEN INC                      COM              031162100    914      14160   SH         Sole        N/A       14160
ANADARKO PETE CORP             COM              032511107    391       9353   SH         Sole        N/A        9353
ANHEUSER BUSCH COS INC         COM              035229103    210       4265   SH         Sole        N/A        4265
AOL TIME WARNER INC            COM              00184A105    429      28385   SH         Sole        N/A       28385
APACHE CORP                    COM              037411105    266       3832   SH         Sole        N/A        3832
AUTOMATIC DATA PROCESSING IN   COM              053015103   2057      57389   SH         Sole        N/A       57389
BAKER HUGHES INC               COM              057224107    426      14400   SH         Sole        N/A       14400
BANKNORTH GROUP INC NEW        COM              06646R107   5540     196323   SH         Sole        N/A      196323
BAXTER INTL INC                COM              071813109    275       9468   SH         Sole        N/A        9468
BELLSOUTH CORP                 COM              079860102    453      19144   SH         Sole        N/A       19144
BIOTECH HOLDRS TR              DEPOSTRY RCPTS   09067D201    323       2500   SH         Sole        N/A        2500
BIOVATLCORP                    COM              09067J109    208       5600   SH         Sole        N/A        5600
BP PLC                         SPONSORED ADR    055622104    739      17556   SH         Sole        N/A       17556
BRISTOL MYERS SQUIBB CO        COM              110122108   1367      53260   SH         Sole        N/A       53260
CAPITAL ONE FINL CORP          COM              14040H105    274       4800   SH         Sole        N/A        4800
CARDINAL HEALTH INC            COM              14149Y108   1404      24040   SH         Sole        N/A       24040
CARMAX INC                     COM              143130102    673      20600   SH         Sole        N/A       20600
CENDANTCORP                    COM              151313103    602      32223   SH         Sole        N/A       32223
CHEVRON CORP NEW               COM              166764100   1247      17451   SH         Sole        N/A       17451
CHUBB CORP                     COM              171232101    357       5500   SH         Sole        N/A        5500
CIMAREX ENERGY CO              COM              171798101    454      23141   SH         Sole        N/A       23141
CISCO SYS INC                  COM              17275R102    742      37989   SH         Sole        N/A       37989
CITIGROUP INC                  COM              172967101   2858      62805   SH         Sole        N/A       62805
COCA COLA CO                   COM              191216100    499      11619   SH         Sole        N/A       11619
COLGATE PALMOLIVE CO           COM              194162103   1669      29865   SH         Sole        N/A       29865
COMCAST CORP NEW               CL A             20030N101    310      10031   SH         Sole        N/A       10031
COMCAST CORP NEW               CL A SPL         20030N200    991      33550   SH         Sole        N/A       33550
CONOCOPHILLIPS                 COM              20825C104   1254      22901   SH         Sole        N/A       22901
CONSOLIDATED EDISON INC        COM              209115104    253       6218   SH         Sole        N/A        6218
COSTCO WHSL CORP NEW           COM              22160K105   1517      48800   SH         Sole        N/A       48800
CVS CAREMARK CORPORATION       COM              126650100   1089      35050   SH         Sole        N/A       35050
DELL INC                       COM              24702R101   1128      33770   SH         Sole        N/A       33770
DEVON ENERGY CORP NEW          COM              25179M103    253       5250   SH         Sole        N/A        5250
DIMON INC                      COM              254394109     84      12150   SH         Sole        N/A       12150
DISNEY WALT CO                 COM DISNEY       254687106    449      22262   SH         Sole        N/A       22262
DNP SELECT INCOME FD           COM              23325P104    476      45000   SH         Sole        N/A       45000
DOW CHEM CO                    COM              260543103    431      13260   SH         Sole        N/A       13260
DU PONT E I DE NEMOURS & CO    COM              263534109    375       9367   SH         Sole        N/A        9367
EBAY INC                       COM              278642103    256       4790   SH         Sole        N/A        4790
ELECTRONIC DATA SYS NEW        COM              285661104   1034      51193   SH         Sole        N/A       51193
ELECTRONICS FOR IMAGING INC    DBCV 1.500% 610  284745AA4    202       8650   SH         Sole        N/A        8650
E M C CORP MASS                COM              268648102    224      17720   SH         Sole        N/A       17720
EMERSON ELEC CO                COM              291011104   2035      38650   SH         Sole        N/A       38650
EXELON CORP                    COM              30161N101    368       5800   SH         Sole        N/A        5800
EXXON MOBIL CORP               COM              30231G102   5919     161708   SH         Sole        N/A      161708
FAMILY DLR STORES INC          COM              307000109    247       6200   SH         Sole        N/A        6200
FEDERAL NATL MTG ASSN          COM              313586109   1072      15275   SH         Sole        N/A       15275
FIDELITY NATL FINL INC         COM              316326107    356      11840   SH         Sole        N/A       11840
FIRST DATA CORP                COM              319963104   2095      52433   SH         Sole        N/A       52433
FIRSTENERGY CORP               COM              337932107    309       9678   SH         Sole        N/A        9678
FLEETBOSTON FINL CORP          COM              339030108   1188      39409   SH         Sole        N/A       39409
FOREST LABS INC                COM              345838106   1417      27550   SH         Sole        N/A       27550
GALLAGHER ARTHUR J & CO        COM              363576109   1541      54500   SH         Sole        N/A       54500
GANNETT INC                    COM              364730101   1219      15711   SH         Sole        N/A       15711
GENERAL ELECTRIC CO            COM              369604103   8087     271280   SH         Sole        N/A      271280
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    228       5371   SH         Sole        N/A        5371
GUIDANT CORP                   COM              401698105   2031      43352   SH         Sole        N/A       43352
HARLEY DAVIDSON INC            COM              412822108   1600      33196   SH         Sole        N/A       33196
HARTFORD FINL SVCS GROUP INC   COM              416515104    630      11966   SH         Sole        N/A       11966
HCA INC                        COM              404119109    452      12250   SH         Sole        N/A       12250
HEINZ H J CO                   COM              423074103    638      18600   SH         Sole        N/A       18600
HELMERICH & PAYNE INC          COM              423452101    259       9900   SH         Sole        N/A        9900
HEWLETT PACKARD CO             COM              428236103   1218      62909   SH         Sole        N/A       62909
HOME DEPOT INC                 COM              437076102   2012      63163   SH         Sole        N/A       63163
HONEYWELL INTL INC             COM              438516106    322      12215   SH         Sole        N/A       12215
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    382      10900   SH         Sole        N/A       10900
IMS HEALTH INC                 COM              449934108   1011      47916   SH         Sole        N/A       47916
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101    392       7326   SH         Sole        N/A        7326
INTEL CORP                     COM              458140100   1306      47487   SH         Sole        N/A       47487
INTERNATIONAL BUSINESS MACHS   COM              459200101   2336      26449   SH         Sole        N/A       26449
ITT CORP NEW                   COM              450911102    212       3539   SH         Sole        N/A        3539
HANCOCK JOHN FINL SVCS INC     COM              41014S106    269       7966   SH         Sole        N/A        7966
JOHNSON & JOHNSON              COM              478160104   5288     106788   SH         Sole        N/A      106788
JPMORGAN CHASE & CO            COM              46625H100    696      20288   SH         Sole        N/A       20288
KERR MCGEE CORP                COM              492386107    319       7150   SH         Sole        N/A        7150
KEYSPAN CORP                   COM              49337W100    495      14113   SH         Sole        N/A       14113
KIMBERLY CLARK CORP            COM              494368103    269       5248   SH         Sole        N/A        5248
KOPIN CORP                     COM              500600101   1261     181990   SH         Sole        N/A      181990
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   1534     153899   SH         Sole        N/A      153899
LILLY ELI & CO                 COM              532457108    704      11853   SH         Sole        N/A       11853
LOWES COS INC                  COM              548661107   1731      33350   SH         Sole        N/A       33350
LUCENT TECHNOLOGIES INC        COM              549463107     30      13660   SH         Sole        N/A       13660
MARSH & MCLENNAN COS INC       COM              571748102    734      15422   SH         Sole        N/A       15422
MARSHALL & ILSLEY CORP NEW     COM              571837103    293       9304   SH         Sole        N/A        9304
MBIA INC                       COM              55262C100   1315      23917   SH         Sole        N/A       23917
MCDONALDS CORP                 COM              580135101    414      17569   SH         Sole        N/A       17569
MCGRAW HILL COS INC            COM              580645109    347       5587   SH         Sole        N/A        5587
MCKESSON CORP                  COM              58155Q103    517      15525   SH         Sole        N/A       15525
MEDTRONIC INC                  COM              585055106    823      17550   SH         Sole        N/A       17550
MERCK & CO INC                 COM              589331107   2901      57315   SH         Sole        N/A       57315
MERRILL LYNCH & CO INC         COM              590188108    319       5966   SH         Sole        N/A        5966
MGIC INVT CORP WIS             COM              552848103    830      15940   SH         Sole        N/A       15940
MICROSOFT CORP                 COM              594918104   2299      82733   SH         Sole        N/A       82733
MOTOROLA INC                   COM              620076109    728      60895   SH         Sole        N/A       60895
NATIONAL CITY CORP             COM              635405103    351      11912   SH         Sole        N/A       11912
NATIONAL INSTRS CORP           COM              636518102    724      18000   SH         Sole        N/A       18000
NEOMAGIC CORP                  COM              640497103    107      45800   SH         Sole        N/A       45800
NEWFIELD EXPL CO               COM              651290108    764      19800   SH         Sole        N/A       19800
NOBLE ENERGY INC               COM              655044105    858      22400   SH         Sole        N/A       22400
NOKIA CORP                     SPONSORED ADR    654902204   1185      75946   SH         Sole        N/A       75946
NORTH FORK BANCORPORATION NY   COM              659424105    470      13512   SH         Sole        N/A       13512
OFFICE DEPOT INC               COM              676220106    315      22450   SH         Sole        N/A       22450
ORACLE CORP                    COM              68389X105   1828     162956   SH         Sole        N/A      162956
OXFORD HEALTH PLANS INC        COM              691471106   1020      24700   SH         Sole        N/A       24700
PAR PHARMACEUTICAL COS INC     COM              69888P106    602       8825   SH         Sole        N/A        8825
PAYCHEX INC                    COM              704326107    633      18652   SH         Sole        N/A       18652
PENNEY J C INC                 COM              708160106    427      20000   SH         Sole        N/A       20000
PEPSICO INC                    COM              713448108   2890      63052   SH         Sole        N/A       63052
PFIZER INC                     COM              717081103   3177     104568   SH         Sole        N/A      104568
PITNEY BOWES INC               COM              724479100    427      11150   SH         Sole        N/A       11150
PPG INDS INC                   COM              693506107    223       4266   SH         Sole        N/A        4266
PROCTER & GAMBLE CO            COM              742718109   2943      31711   SH         Sole        N/A       31711
PROGRESSIVE CORP OHIO          COM              743315103   1852      26800   SH         Sole        N/A       26800
ROGERS COMMUNICATIONS INC      CL B             775109200    325      20900   SH         Sole        N/A       20900
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804    351       7950   SH         Sole        N/A        7950
SAFEWAYINC                     COM NEW          786514208    219       9550   SH         Sole        N/A        9550
SBC COMMUNICATIONS INC         COM              78387G103   1676      75324   SH         Sole        N/A       75324
SCHERING PLOUGH CORP           COM              806605101    274      18000   SH         Sole        N/A       18000
SCHLUMBERGER LTD               COM              806857108   1467      30320   SH         Sole        N/A       30320
SMUCKER J M CO                 COM NEW          832696405    520      12323   SH         Sole        N/A       12323
SOUTHERN CO                    COM              842587107    503      17144   SH         Sole        N/A       17144
STANLEY WKS                    COM              854616109   1041      35256   SH         Sole        N/A       35256
STATE STR CORP                 COM              857477103   1266      28130   SH         Sole        N/A       28130
STRYKER CORP                   COM              863667101    426       5650   SH         Sole        N/A        5650
SUN MICROSYSTEMS INC           COM              866810104     82      24725   SH         Sole        N/A       24725
SUNGARD DATA SYS INC           COM              867363103    560      21275   SH         Sole        N/A       21275
SYNOPSYS INC                   COM              871607107    757      24600   SH         Sole        N/A       24600
SYSCO CORP                     COM              871829107    516      15785   SH         Sole        N/A       15785
TARGET CORP                    COM              87612E106    297       7890   SH         Sole        N/A        7890
TEXAS INSTRS INC               COM              882508104    594      26067   SH         Sole        N/A       26067
TEXTRON INC                    COM              883203101    544      13800   SH         Sole        N/A       13800
TITAN PHARMACEUTICALS INC DE   COM              888314101     34      13500   SH         Sole        N/A       13500
TRAVELERS PPTY CAS CORP NEW    CL A             89420G109    439      27655   SH         Sole        N/A       27655
TYCO INTL LTD NEW              COM              902124106    753      36881   SH         Sole        N/A       36881
UNITEDHEALTH GROUP INC         COM              91324P102   1278      25405   SH         Sole        N/A       25405
UNITED PARCEL SERVICE INC      CL B             911312106   1036      16241   SH         Sole        N/A       16241
UNITED TECHNOLOGIES CORP       COM              913017109   1303      16855   SH         Sole        N/A       16855
VERIZON COMMUNICATIONS INC     COM              92343V104   1571      48440   SH         Sole        N/A       48440
VIACOM INC                     CL B             925524308    533      13907   SH         Sole        N/A       13907
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    222      10980   SH         Sole        N/A       10980
WACHOVIA CORP NEW              COM              929903102    310       7529   SH         Sole        N/A        7529
WAL MART STORES INC            COM              931142103   1543      27623   SH         Sole        N/A       27623
WASHINGTON MUT INC             COM              939322103    840      21340   SH         Sole        N/A       21340
WASTE MGMT INC DEL             COM              94106L109    976      37300   SH         Sole        N/A       37300
WATSON PHARMACEUTICALS INC     COM              942683103    365       8750   SH         Sole        N/A        8750
WEBSTER FINL CORP CONN         COM              947890109    362       9078   SH         Sole        N/A        9078
WELLPOINT INC                  COM              94973V107    387       5025   SH         Sole        N/A        5025
WELLS FARGO & CO NEW           COM              949746101    294       5714   SH         Sole        N/A        5714
WESTPORT RES CORP NEW          COM              961418100    424      18000   SH         Sole        N/A       18000
WHIRLPOOLCORP                  COM              963320106    227       3355   SH         Sole        N/A        3355
WHITE MTNS INS GROUP LTD       COM              G9618E107    516       1300   SH         Sole        N/A        1300
WILLIAMS COS INC DEL           COM              969457100    132      13960   SH         Sole        N/A       13960
WYETH                          COM              983024100   1042      22605   SH         Sole        N/A       22605
YUM BRANDS INC                 COM              988498101   1907      64398   SH         Sole        N/A       64398
ZIMMER HLDGS INC               COM              98956P102    832      15107   SH         Sole        N/A       15107